Other expenses, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other expense
Impairment of other intangible assets		$ 1,830	$ 631
Other expenses, net	$ 142	497
Total other expense	$ 142	$ 2,327	$ 631